UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1(a).	REPORTS TO STOCKHOLDERS.

The Brown Capital Management International All Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management International All Company Fund Institutional Class Shares ticker: BCISX

This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.00%¹
¹	Annualized

Sector Breakdown

Information Technology
32.45%
Health Care
17.57%
Industrials
13.34%
Consumer Discretionary
8.55%
Materials
8.22%
Financials
7.83%
Communication Services
5.42%
Short Term Investment
3.30%
Consumer Staples
3.04%

Top Ten Holdings
Givaudan SA	4.71%
MercadoLibre, Inc.	4.20%
Icon plc	3.79%
Cochlear Ltd.	3.78%
The Descartes Systems Group, Inc.	3.76%
CyberArk Software Ltd.	3.66%
Novonesis A/S	3.52%
Flutter Entertainment plc	3.49%
Novo Nordisk A/S	3.45%
InPost SA	3.41%

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/ .

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$89,972
Number of Holdings	42
Total Advisory Fee Paid	$295,084
Portfolio Turnover Rate	45%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

The Brown Capital Management International All Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management International All Company Fund Investor Class Shares ticker: BCIIX

This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.25%¹
¹	Annualized

Sector Breakdown

Top Ten Holdings
Givaudan SA	4.71%
MercadoLibre, Inc.	4.20%
Icon plc	3.79%
Cochlear Ltd.	3.78%
The Descartes Systems Group, Inc.	3.76%
CyberArk Software Ltd.	3.66%
Novonesis A/S	3.52%
Flutter Entertainment plc	3.49%
Novo Nordisk A/S	3.45%
InPost SA	3.41%

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/.

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$89,972
Number of Holdings	42
Total Advisory Fee Paid	$295,084
Portfolio Turnover Rate	45%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

The Brown Capital Management International Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management International Small Company Fund Institutional Class Shares ticker: BCSFX

This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%¹
¹	Annualized

Sector Breakdown

Information/Knowledge Management
33.29%
Business Services
32.75%
Medical/Health Care
10.85%
Consumer Related
10.61%
Industrial Products & Systems
7.30%
Miscellaneous
3.30%
Short Term Investment
1.75%

Top Ten Holdings
WiseTech Global Ltd.	5.85%
REA Group Ltd.	4.89%
CyberArk Software Ltd.	4.66%
The Descartes Systems Group, Inc.	4.61%
Interparfums SA	4.46%
Ambu A/S	4.32%
Lectra	4.24%
Hemnet Group AB	4.10%
Sectra AB	3.62%
Kinaxis, Inc.	3.57%

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/.

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$2,326,407
Number of Holdings	40
Total Advisory Fee Paid	$10,790,939
Portfolio Turnover Rate	5%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

The Brown Capital Management International Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management International Small Company Fund Investor Class Shares ticker: BCSVX

This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.31%¹
¹	Annualized

Sector Breakdown

Top Ten Holdings
WiseTech Global Ltd.	5.85%
REA Group Ltd.	4.89%
CyberArk Software Ltd.	4.66%
The Descartes Systems Group, Inc.	4.61%
Interparfums SA	4.46%
Ambu A/S	4.32%
Lectra	4.24%
Hemnet Group AB	4.10%
Sectra AB	3.62%
Kinaxis, Inc.	3.57%

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$2,326,407
Number of Holdings	40
Total Advisory Fee Paid	$10,790,939
Portfolio Turnover Rate	5%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

The Brown Capital Management Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management Small Company Fund Institutional Class Shares ticker: BCSSX

This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinst/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.11%¹
¹	Annualized

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$1,596,775
Number of Holdings	40
Total Advisory Fee Paid	$8,904,459
Portfolio Turnover Rate	5%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Sector Breakdown

Medical/ Health Care
30.38%
Business Services
26.91%
Information/Knowledge Management
22.29%
Industrial Products & Systems
10.88%
Consumer Related
6.73%
Short Term Investment
2.19%
Miscellaneous
0.92%

Top Ten Holdings
Guidewire Software, Inc.	5.83%
Manhattan Associates, Inc.	5,82%
Glaukos Corp.	5.50%
Tyler Technologies, Inc.	5.21%
AppFolio, Inc.	4.76%
Smartsheet, Inc.	4.63%
Datadog, Inc. Class A	4.62%
Veeva Systems, Inc. Class A	4.47%
Bio-Techne Corp.	4.22%
Repligen Corp.	4.16%

How has the Fund Changed?

Portfolio Manager Change

Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/smallcompanyfundinst/.

The Brown Capital Management Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 The Brown Capital Management Small Company Fund Investor Class Shares ticker: BCSIX

This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinv/. You can also contact us at (877) 892-4226.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.31%¹
¹	Annualized

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$1,596,775
Number of Holdings	40
Total Advisory Fee Paid	$8,904,459
Portfolio Turnover Rate	5%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Sector Breakdown

Top Ten Holdings
Guidewire Software, Inc.	5.83%
Manhattan Associates, Inc.	5.82%
Glaukos Corp.	5.50%
Tyler Technologies, Inc.	5.21%
AppFolio, Inc.	4.76%
Smartsheet, Inc.	4.63%
Datadog, Inc. Class A	4.62%
Veeva Systems, Inc. Class A	4.47%
Bio-Techne Corp.	4.22%
Repligen Corp.	4.16%

How has the Fund Changed?

Portfolio Manager Change

Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for The Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/smallcompanyfundinv/.

ITEM 1.(b). No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Small Company Fund

Investor Shares (BCSIX)
(CUSIP Number 115291833)

Institutional Shares (BCSSX)
(CUSIP Number 115291403)

International All Company Fund

Investor Shares (BCIIX)
(CUSIP Number 115291858)

Institutional Shares (BCISX)
(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)
(CUSIP Number 115291742)

Institutional Shares (BCSFX)
(CUSIP Number 115291759)

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the Six Months Ended September 30, 2024 (unaudited)

Table of Contents

The Brown Capital Management Small Company Fund1

Schedule of Investments1

The Brown Capital Management International All Company Fund3

Schedule of Investments3

The Brown Capital Management International Small Company Fund6

Schedule of Investments6

Statements of Assets and Liabilities9

Statements of Operations10

Statements of Changes in Net Assets11

Financial Highlights15

Notes to Financial Statements21

Supplemental Information29

Financial Statements | September 30, 2024 (unaudited)1

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 98.11%

26.91%	Business Services
	Ansys, Inc. (A)	157,293	$50,118,269
	Clearwater Analytics Holdings, Inc. (A)	960,227	24,245,732
	DoubleVerify Holdings, Inc. (A)	693,692	11,681,773
	Enfusion, Inc. (A)	2,770,661	26,293,573
	Guidewire Software, Inc. (A)	509,267	93,165,305
	nCino, Inc. (A)	961,496	30,373,659
	Paycom Software, Inc.	299,843	49,944,849
	PROS Holdings, Inc. (A)	278,372	5,155,449
	Q2 Holdings, Inc. (A)	696,182	55,534,438
	Tyler Technologies, Inc. (A)	142,492	83,175,430
			429,688,477

6.73%	Consumer Related
	Agilysys, Inc. (A)	287,679	31,348,381
	Alarm.com Holdings, Inc. (A)	1,076,255	58,838,861
	Olo, Inc. (A)	3,494,569	17,333,062
			107,520,304

10.88%	Industrial Products & Systems
	Cognex Corp.	1,304,103	52,816,171
	Energy Recovery, Inc. (A)	1,825,512	31,745,654
	Helios Technologies, Inc.	750,452	35,796,560
	UFP Technologies, Inc. (A)	20,574	6,515,786
	Vicor Corp. (A)	363,247	15,292,699
	Xometry, Inc. (A)	1,720,015	31,596,676
			173,763,546

22.29%	Information/Knowledge Management
	AppFolio, Inc. (A)	322,744	75,973,938
	Datadog, Inc. Class A (A)	640,864	73,737,812
	Manhattan Associates, Inc. (A)	330,046	92,868,343
	Smartsheet, Inc. (A)	1,334,392	73,871,941
	Vertex, Inc. (A)	216,426	8,334,565
	Workiva, Inc. (A)	393,848	31,161,254
			355,947,853

30.38%	Medical/Health Care
	10x Genomics, Inc. (A)	951,792	21,491,463
	Bio-Techne Corp.	842,714	67,358,130
	Cytek Biosciences, Inc. (A)	3,464,590	19,193,829
	Glaukos Corp. (A)	674,420	87,863,438
	Inari Medical, Inc. (A)	208,686	8,606,211
	Inogen, Inc. (A)	415,484	4,030,195
	Inspire Medical Systems, Inc. (A)	143,404	30,265,414
	OrthoPediatrics Corp. (A)	929,420	25,196,576

2www.browncapital.com

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

See Notes to Financial Statements

		Shares	Value (Note 1)
COMMON STOCKS - 98.11% (continued)

30.38%	Medical/Health Care (continued)
	Repligen Corp. (A)	446,717	$66,480,424
	RxSight, Inc. (A)	217,566	10,754,287
	Tandem Diabetes Care, Inc. (A)	196,399	8,329,282
	Veeva Systems, Inc. Class A (A)	339,935	71,342,158
	Vericel Corp. (A)	1,517,185	64,101,066
			485,012,473

0.92%	Miscellaneous
	CryoPort, Inc. (A)	1,810,794	14,685,539

98.11%	Total Common Stocks (Cost: $856,720,747)		1,566,618,192

SHORT TERM INVESTMENT - 2.19%
	First American Treasury Obligations Fund - X Class 4.790%(B) (Cost: $34,949,630)	34,949,630	34,949,630

WARRANTS - 0.00%
0.00%	Health Care
	Abiomed, Inc. - CVR (A)(C)	475,722	—
0.00%	Total Warrants (Cost: $-)		—

100.30%	Total Investments (Cost: $891,670,377)		1,601,567,822
(0.30%)	Liabilities in Excess of Other Assets		(4,793,023)
100.00%	Net Assets		$1,596,774,799

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2024

(C)The warrant is a Level 3 security. See Note 1.

CVR - Contingent Value Rights

Summary of Investments by Sector (unaudited)
Sector	Percentage of Net Assets		Value
Medical/Health Care	30.38%		$485,012,473
Business Services	26.91%		429,688,477
Information/Knowledge Management	22.29%		355,947,853
Industrial Products & Systems	10.88%		173,763,546
Consumer Related	6.73%		107,520,304
Miscellaneous	0.92%		14,685,539
Short Term Investment	2.19%		34,949,630
Liabilities in excess of other assets	(0.30%	)	(4,793,023)
Total	100.00%		$1,596,774,799

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

Financial Statements | September 30, 2024 (unaudited)3

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 96.42%

8.28%	Australia
	Atlassian Corp. Class A (A)	8,201	$1,302,401
	Cochlear Ltd.	17,432	3,399,629
	REA Group Ltd.	19,799	2,751,287
			7,453,317

6.58%	Canada
	The Descartes Systems Group, Inc (A)	32,902	3,385,686
	Shopify, Inc. Class A	31,639	2,535,549
			5,921,235

1.41%	China
	Kingdee International Software (A)	542,146	627,657
	Kingsoft Corp. Ltd.	169,643	644,848
			1,272,505

6.97%	Denmark
	Novo Nordisk A/S	26,428	3,105,114
	Novonesis A/S	43,925	3,162,917
			6,268,031

3.24%	France
	Dassault Systemes SE	49,971	1,981,930
	Ipsen SA	7,555	929,290
			2,911,220

7.79%	Germany
	Carl Zeiss Meditec AG	25,005	1,980,415
	Rational AG	2,230	2,271,331
	SAP SE	12,138	2,761,738
			7,013,484

7.28%	Ireland
	Flutter Entertainment plc (A)	13,241	3,141,824
	Icon plc (A)	11,860	3,407,497
			6,549,321

8.24%	Israel
	Camtek Ltd.	12,723	1,015,932
	Check Point Software Technologies Ltd. (A)	4,740	913,919
	CyberArk Software Ltd. (A)	11,306	3,296,943
	Monday.com Ltd. (A)	7,858	2,182,717
			7,409,511

1.72%	Italy
	Azimut Holding S.p.A	59,851	1,544,327

4www.browncapital.com

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

See Notes to Financial Statements

		Shares	Value (Note 1)
COMMON STOCKS - 96.42% (continued)

7.13%	Japan
	CyberAgent, Inc. (A)	114,300	$810,776
	GMO Payment Gateway, Inc. (A)	26,400	1,616,420
	Kakaku.com, Inc. (A)	75,400	1,307,073
	M3, Inc. (A)	37,100	371,194
	MonotaRO Co. Ltd. (A)	138,300	2,307,005
			6,412,468

5.22%	Netherlands
	ASML Holding NV	3,051	2,532,226
	Wolters Kluwer NV	12,839	2,162,343
			4,694,569

2.82%	New Zealand
	Xero Ltd. (A)	24,542	2,535,557

0.85%	Norway
	Autostore Holdings Ltd. (A)	751,121	768,705

3.41%	Poland
	InPost SA (A)	162,722	3,068,415

1.29%	Spain
	Grifols SA {A)	102,179	1,162,999

12.96%	Switzerland
	Chocoladefabriken Lindt & Sprüngli AG	121	1,559,768
	Givaudan SA	773	4,237,868
	Partners Group Holding AG	1,697	2,546,452
	Tecan Group AG	4,415	1,452,279
	Temenos Group AG	26,671	1,865,568
			11,661,935

7.03%	United Kingdom
	AJ Bell plc	491,747	2,955,203
	Diageo plc	33,838	1,177,592
	RELX plc	46,714	2,191,524
			6,324,319

4.20%	Uruguay
	MercadoLibre, Inc. (A)	1,843	3,781,762

96.42%	Total Common Stocks (Cost: $66,834,464)		86,753,680

Financial Statements | September 30, 2024 (unaudited)5

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

See Notes to Financial Statements

		Shares	Value (Note 1)
SHORT TERM INVESTMENT - 3.30%
	First American Treasury Obligations Fund - X Class 4.790% (B)	2,963,548	$2,963,548
	(Cost: $2,963,548)

99.72%	Total Investments (Cost $69,798,012)		89,717,228
0.28%	Other Assets, Net of Liabilities		254,560
100.00%	Net Assets		$89,971,788

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2024

Summary of Investments by Sector (unaudited)
Sector	Percentage of Net Assets	Value
Information Technology	32.45%	$29,199,091
Health Care	17.57%	15,808,415
Industrials	13.34%	12,000,617
Consumer Discretionary	8.55%	7,692,292
Materials	8.22%	7,400,786
Financials	7.83%	7,045,982
Communication Services	5.42%	4,869,137
Consumer Staples	3.04%	2,737,360
Short Term Investment	3.30%	2,963,548
Other assets, net of liabilities	0.28%	254,560
Total	100.00%	$89,971,788

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

6www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 98.10%

13.81%	Australia
	Pro Medicus Ltd.	579,567	$71,421,631
	REA Group Ltd.	818,524	113,742,835
	WiseTech Global Ltd.	1,434,328	136,040,277
			321,204,743

8.19%	Canada
	The Descartes Systems Group, Inc. (A)	1,043,037	107,330,740
	Kinaxis, Inc. (A)	699,598	83,111,694
			190,442,434

0.80%	China
	Kingdee International Software (A)	16,106,492	18,646,929

4.32%	Denmark
	Ambu A/S (A)	5,132,090	100,510,502

15.26%	France
	Esker SA	257,600	75,873,502
	Interparfums SA	2,054,198	103,698,865
	Lectra (B)	3,028,285	98,600,029
	Vusion Group	447,725	76,751,433
			354,923,829

6.95%	Germany
	Evotec AG (A)	4,339,679	31,037,389
	Nexus AG (B)	1,287,360	79,533,010
	STRATEC Biomedical AG (B)	1,043,353	51,160,127
			161,730,526

3.28%	India
	CRISIL Ltd. (A)	986,328	54,876,918
	Dr. Lal PathLabs Ltd.	547,029	21,559,018
			76,435,936

0.64%	Ireland
	Flutter Entertainment plc (A)	62,549	14,841,627

8.13%	Israel
	Camtek Ltd.	370,608	29,593,049
	Global-E Online Ltd. (A)	1,328,741	51,076,804
	CyberArk Software Ltd. (A)	372,036	108,489,417
			189,159,270

2.09%	Italy
	Azimut Holding S.p.A	1,885,849	48,660,299

Financial Statements | September 30, 2024 (unaudited)7

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 98.10% (continued)

11.41%	Japan
	GMO Payment Gateway, Inc. (A)	672,235	$41,159,631
	Hiday Hidaka Corp. (A)(B)	2,996,274	56,204,242
	Kakaku.com, Inc. (A)	2,208,387	38,282,805
	M3, Inc. (A)	288,521	2,886,716
	SMS Co. Ltd. (A)	2,088,780	31,340,783
	Software Service, Inc. (A)(B)	477,125	47,305,836
	Towa Pharmaceutical Co. Ltd. (A)	2,302,082	48,211,980
			265,391,993

12.59%	Sweden
	Fortnox AB	7,684,851	47,671,599
	Hemnet Group AB	2,592,519	95,421,220
	Mips AB	1,231,612	65,607,714
	Sectra AB	3,013,334	84,206,069
			292,906,602

0.87%	Switzerland
	Partners Group Holding AG	13,449	20,181,048

9.76%	United Kingdom
	AJ Bell plc	12,632,694	75,917,430
	PayPoint plc	3,313,264	29,944,603
	Playtech plc (A)	641,936	6,453,947
	Rightmove plc	5,959,992	49,195,811
	Victrex plc	3,198,172	41,560,801
	YouGov plc	4,108,876	24,006,027
			227,078,619

98.10%	Total Common Stocks (Cost $1,749,650,619)		2,282,114,357

SHORT TERM INVESTMENT - 1.75%
	First American Treasury Obligations Fund - X Class 4.790% (C) (Cost: $40,810,912)	40,810,912	40,810,912

99.85%	Total Investments (Cost: $1,790,461,531)		2,322,925,269
0.15%	Other Assets, Net of Liabilities		3,482,056
100.00%	Net Assets		$2,326,407,325

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting securites of this issuer. See Note 1 for more information.

(C)Effective 7 day yield as of September 30, 2024

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The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2024 (Unaudited)

See Notes to Financial Statements

Summary of Investments by Sector (unaudited)
Sector	Percentage of Net Assets	Value
Information/Knowledge Management	33.29%	$774,368,410
Business Services	32.75%	761,955,226
Medical/Health Care	10.85%	252,479,016
Consumer Related	10.61%	246,806,393
Industrial Products & Systems	7.30%	169,753,878
Miscellaneous	3.30%	76,751,434
Short Term Investment	1.75%	40,810,912
Other assets, net of liabilities	0.15%	3,482,056
Total	100.00%	$2,326,407,325

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

Financial Statements | September 30, 2024 (unaudited)9

The Brown Capital Management Mutual Funds

Statements of Assets and LiabilitiesSeptember 30, 2024 (Unaudited)

See Notes to Financial Statements

	Small Company Fund	International All Company Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$891,670,377	$69,798,012		$1,462,771,075
Affiliated Investments, at cost	—	—		327,690,456
Unaffiliated Investments, at value (Note 1)	1,601,567,822	89,717,228		1,990,122,025
Affiliated Investments, at value (Note 1)	—	—		332,803,244
Total Investments, at value (Note 1)	1,601,567,822	89,717,228		2,322,925,269
Foreign Cash, at value	—	—		327,827	**
Receivables:
Fund shares sold	744,790	74		2,018,974
Investments sold	—	—		8,973,593	**
Dividends, interest and reclaims, at value	169,249	276,358	*	4,210,829	**
Prepaid expenses	65,093	53,530		82,383
Total Assets	1,602,546,954	90,047,190		2,338,538,875
Liabilities:
Payables:
Fund shares redeemed	4,171,990	10,826		6,714,085
Foreign capital gains tax	—	—		3,374,479
Unrealized loss on foreign currency spot trades	—	—		88
Accrued expenses:
Advisory fees (Note 2)	1,309,667	27,696		1,859,543
Administration, accounting and transfer agent fees (Note 2)	130,053	17,993		30,577
Professional fees	8,267	7,115		8,412
12b-1 fees - Investor Class (Note 2)	81,679	378		29,546
Other expenses	70,499	11,394		114,820
Total Liabilities:	5,772,155	75,402		12,131,550
Net Assets	$1,596,774,799	$89,971,788		$2,326,407,325
Net Assets Consist of:
Paid-in-capital	$326,233,022	$72,868,004		$1,999,435,602
Total distributable earnings	1,270,541,777	17,103,784		326,971,723
Net Assets	$1,596,774,799	$89,971,788		$2,326,407,325

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$71.10	$17.85	(a)	$25.28	(a)
Net Assets	$496,855,540	$1,843,557		$143,393,162
Shares Outstanding, no par value (unlimited shares authorized)	6,987,674	103,303		5,672,312
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$74.15	$18.08	(a)	$25.86	(a)
Net Assets	$1,099,919,259	$88,128,231		$2,183,014,163
Shares Outstanding, no par value (unlimited shares authorized)	14,833,179	4,873,234		84,403,106

*At Cost: $262,674 for dividends, interest and reclaims.

**At Cost: $328,427 for foreign cash, $8,751,443 for investments sold receivable and $4,041,076 for dividends, interest and reclaims.

(a)Effective July 25, 2024, the International Small Company Fund and the International All Company Fund ceased charging a redemption fee. Prior to July 25, 2024, redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see Note 1.

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See Notes to Financial Statements

The Brown Capital Management Mutual Funds

Statements of OperationsFor the Six Months Ended September 30, 2024 (Unaudited)

	Small Company Fund	International All Company Fund	International Small Company Fund
Dividends from unaffiliated investments	$799,899	$445,755	$11,681,939
Dividends from affiliated investments (Note 1)	—	—	2,464,897
Tax reclaim income from unaffiliated investments	—	38,189	118,718
Tax reclaim income from affiliated investments	—	—	16,784
Interest	1,014,414	75,096	1,172,972
Foreign tax withheld from unaffiliated investments	—	(95,120)	(927,220)
Foreign tax withheld from affiliated investments	—	—	(335,935)
Total investment income	1,814,313	463,920	14,192,155

Expenses:
Advisory fees (Note 2)	8,904,459	295,084	10,790,939
Fund accounting and administration fees (Note 2)	112,856	79,677	91,133
Transfer agent fees (Note 2)	491,240	14,784	82,956
Custody fees	109,711	23,730	298,033
Registration fees	51,018	33,988	63,342
12b-1 fees - Investor Class (Note 2)	553,502	2,291	185,519
Professional fees	35,000	35,382	36,069
Trustees’ fees and expenses (Note 7)	39,526	41,737	38,321
Compliance services fees (Note 2)	12,559	12,559	12,509
Printing fees	78,082	13,344	51,833
Other expenses	15,443	1,089	10,350
Total expenses	10,403,396	553,665	11,661,004
Fees waived and reimbursed by the Advisor - Investor Class (Note 2)	—	(6,359)	—
Fees waived and reimbursed by the Advisor - Institutional Class (Note 2)	—	(217,144)	—
Net expenses	10,403,396	330,162	11,661,004
Net investment income (loss)	(8,589,083)	133,758	2,531,151
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on unaffiliated investments	255,605,219	(276,129)	19,878,028
Net realized gain (loss) on affiliated investments	(22,312,668)	—	(3,522,806)
Net realized gain (loss) on foreign currency transactions	—	17,493	12,888
Net change in unrealized appreciation (depreciation) of unaffiliated investments	(243,458,192)	2,544,177	202,548,107
Net change in unrealized appreciation (depreciation) of affiliated investments	17,158,943	—	14,377,308
Net change in unrealized appreciation (depreciation) of foreign currency translations	—	—	193
Net change in unrealized foreign capital gains tax	—	—	(185,562)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	6,993,302	2,285,541	233,108,156
Net increase (decrease) in Net Assets Resulting From Operations	$(1,595,781)	$2,419,299	$235,639,307

Financial Statements | September 30, 2024 (unaudited)11

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	Small Company Fund		International All Company Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets From

Operations:
Net investment income (loss)	$(8,589,083)	$(29,719,512)	$133,758	$(28,354)
Net realized gain (loss) on investments	233,292,551	363,479,757	(258,636)	(50,392)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(226,299,249)	(37,876,767)	2,544,177	13,304,728
Net Increase (Decrease) in Net Assets from operations	(1,595,781)	295,883,478	2,419,299	13,225,982
Distributions to Shareholders: (Note 4)
Investor
Distributable earnings	—	(63,560,927)	—	—
Institutional
Distributable earnings	—	(228,001,953)	—	—
Decrease in Net Assets from Distributions	—	(291,562,880)	—	—
Capital Share Transactions:
Shares sold
Investor	22,814,447	93,807,050	119,891	795,469
Institutional	117,871,710	556,993,972	36,159,330	8,352,994
Reinvested dividends and distributions
Investor	—	61,714,047	—	—
Institutional	—	215,512,218	—	—
Shares redeemed
Investor(A)	(173,858,215)	(332,374,131)	(258,525)	(1,798,817)
Institutional(B)	(528,815,868)	(1,944,130,891)	(19,123,758)	(13,670,624)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(561,987,926)	(1,348,477,735)	16,896,938	(6,320,978)
Net Increase (Decrease) in Net Assets	(563,583,707)	(1,344,157,137)	19,316,237	6,905,004
Net Assets:
Beginning of Period	2,160,358,506	3,504,515,643	70,655,551	63,750,547
End of Period	$1,596,774,799	$2,160,358,506	$89,971,788	$70,655,551

(A) Includes Redemptions fees of:	$—	$—	$24	$302
(B) Includes Redemptions fees of:	$—	$—	$2,241	$1,706

12www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	Small Company Fund		International All Company Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Share Information:
Investor Class:
Shares sold	338,324	1,326,594	7,045	51,228
Reinvested distributions	—	968,208	—	—
Shares redeemed	(2,565,015)	(4,765,980)	(15,266)	(114,171)
Net Increase (Decrease) in Capital Shares	(2,226,691)	(2,471,178)	(8,221)	(62,943)
Shares Outstanding, Beginning of Period	9,214,365	11,685,543	111,524	174,467
Shares Outstanding, End of Period	6,987,674	9,214,365	103,303	111,524
Share Information:
Institutional Class:
Shares sold	1,675,741	7,613,977	2,070,582	542,974
Reinvested distributions	—	3,247,130	—	—
Shares redeemed	(7,566,465)	(26,904,076)	(1,119,232)	(866,621)
Net Increase (Decrease) in Capital Shares	(5,890,724)	(16,042,969)	951,350	(323,647)
Shares Outstanding, Beginning of Period	20,723,903	36,766,872	3,921,884	4,245,531
Shares Outstanding, End of Period	14,833,179	20,723,903	4,873,234	3,921,884

Financial Statements | September 30, 2024 (unaudited)13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International Small Company Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets From

Operations:
Net investment income (loss)	$2,531,151	$(388,466)
Net realized gain (loss) on investments	16,368,110	(39,602,507)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	216,740,046	294,212,694
Net Increase (Decrease) in Net Assets from operations	235,639,307	254,221,721
Distributions to Shareholders: (Note 4)
Institutional
Distributable earnings	—	(190,976)
Decrease in Net Assets from Distributions	—	(190,976)
Capital Share Transactions:
Shares sold
Investor	8,587,556	29,674,781
Institutional	161,970,071	345,753,453
Reinvested dividends and distributions
Institutional	—	156,362
Shares redeemed
Investor(A)	(40,641,196)	(53,323,683)
Institutional(B)	(201,594,656)	(718,461,742)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(71,678,225)	(396,200,829)
Net Increase (Decrease) in Net Assets	163,961,082	(142,170,084)
Net Assets:
Beginning of Period	2,162,446,243	2,304,616,327
End of Period	$2,326,407,325	$2,162,446,243

(A) Includes Redemptions fees of:	$1,491	$15,040
(B) Includes Redemptions fees of:	$2,351	$52,954

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The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International Small Company Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Share Information:
Investor Class:
Shares sold	376,389	1,427,231
Reinvested distributions	—	—
Shares redeemed	(1,762,637)	(2,564,659)
Net Increase (Decrease) in Capital Shares	(1,386,248)	(1,137,428)
Shares Outstanding, Beginning of Period	7,058,560	8,195,988
Shares Outstanding, End of Period	5,672,312	7,058,560
Share Information:
Institutional Class:
Shares sold	6,901,193	16,361,325
Reinvested distributions	—	6,786
Shares redeemed	(8,545,533)	(35,560,937)
Net Increase (Decrease) in Capital Shares	(1,644,340)	(19,192,826)
Shares Outstanding, Beginning of Period	86,047,446	105,240,272
Shares Outstanding, End of Period	84,403,106	86,047,446

Financial Statements | September 30, 2024 (unaudited)15

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Investor Class		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$70.13	$70.41	$99.97	$125.17	$83.73	$99.54
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.37)	(0.76)	(0.88)	(1.45)	(1.22)	(1.07)
Net Realized and Unrealized Gain (Loss) on Investments	1.34	7.01	(20.90)	(12.90)	52.60	(6.21)
Total from Investment Operations	0.97	6.25	(21.78)	(14.35)	51.38	(7.28)
Less Distributions:
Distributions (from capital gains)	—	(6.53)	(7.78)	(10.85)	(9.94)	(8.53)
Total distributions	—	(6.53)	(7.78)	(10.85)	(9.94)	(8.53)
Net Asset Value, End of Period	$71.10	$70.13	$70.41	$99.97	$125.17	$83.73

Total Return(b)(d)	1.38%	9.81%	(21.26%)	(12.41%)	61.30%	(8.55%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$496,856	$646,205	$822,783	$1,449,535	$2,145,380	$1,722,739
Ratio of Expenses to Average Net Assets(c)(e)	1.31%	1.31%	1.28%	1.25%	1.24%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(1.10%)	(1.07%)	(1.13%)	(1.20%)	(1.01%)	(1.05%)
Portfolio Turnover Rate(d)	5%	12%	22%	14%	9%	17%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the years less than one year.

(e)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

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See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Institutional Class		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$73.06	$72.94	$103.07	$128.45	$85.60	$101.39
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.32)	(0.64)	(0.74)	(1.24)	(1.00)	(0.88)
Net Realized and Unrealized Gain (Loss) on Investments	1.41	7.29	(21.61)	(13.29)	53.79	(6.38)
Total from Investment Operations	1.09	6.65	(22.35)	(14.53)	52.79	(7.26)
Less Distributions:
Distributions (from capital gains)	—	(6.53)	(7.78)	(10.85)	(9.94)	(8.53)
Total distributions	—	(6.53)	(7.78)	(10.85)	(9.94)	(8.53)
Net Asset Value, End of Period	$74.15	$73.06	$72.94	$103.07	$128.45	$85.60

Total Return(b)(c)	1.49%	10.03%	(21.17%)	(12.23%)	61.61%	(8.37%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$1,099,919	$1,514,154	$2,681,732	$3,903,646	$4,782,245	$2,754,789
Ratio of Expenses to Average Net Assets(d)	1.11%	1.11%	1.08%	1.05%	1.04%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.90%)	(0.87%)	(0.93%)	(1.00%)	(0.81%)	(0.85%)
Portfolio Turnover Rate(c)	5%	12%	22%	14%	9%	17%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Financial Statements | September 30, 2024 (unaudited)17

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Investor Class		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.32	$14.28	$16.06	$17.51	$12.83	$13.71
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.01	(0.04)	(0.03)	(0.06)	(0.07)	0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.52	3.08	(1.60)	(1.26)	5.29	(0.85)
Total from Investment Operations	0.53	3.04	(1.63)	(1.32)	5.22	(0.79)
Less Distributions:
Distributions (from net investment income)	—	—	—	(0.01)	—	(0.09)
Distributions (from capital gains)	—	—	(0.15)	(0.12)	(0.54)	—
Total distributions	—	—	(0.15)	(0.13)	(0.54)	(0.09)
Redemption Fees Added to Paid-in Capital (Note1)(a)(b)	—	—	—	—	—	—
Net Asset Value, End of Period	$17.85	$17.32	$14.28	$16.06	$17.51	$12.83

Total Return(c)(e)	3.06%	21.29%	(10.06%)	(7.68%)	40.73%	(5.85%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$1,844	$1,931	$2,492	$2,618	$3,613	$2,346
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)(f)	1.94%	1.88%	1.90%	1.58%	1.79%	1.91%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(d)(f)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	(0.25%)	(0.25%)	(0.34%)	(0.42%)	0.42%
Portfolio Turnover Rate(e)	45%	12%	20%	8%	11%	25%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

18www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Institutional Class		2024	2023		2022	2021	2020
Net Asset Value, Beginning of Period	$17.52	$14.43	$16.18		$17.59	$12.86	$13.74
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.04	(0.01)	—	(b)	(0.03)	(0.03)	0.10
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.52	3.10	(1.60)		(1.25)	5.30	(0.86)
Total from Investment Operations	0.56	3.09	(1.60)		(1.28)	5.27	(0.76)
Less Distributions:
Distributions (from net investment income)	—	—	—		(0.01)	—	(0.12)
Distributions (from capital gains)	—	—	(0.15)		(0.12)	(0.54)	—
Total distributions	—	—	(0.15)		(0.13)	(0.54)	(0.12)
Redemption Fees Added to Paid-in Capital (Note 1)(a)(b)	—	—	—		—	—	—
Net Asset Value, End of Period	$18.08	$17.52	$14.43		$16.18	$17.59	$12.86

Total Return(c)(d)	3.20%	21.41%	(9.80%)		(7.42%)	41.03%	(5.63%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$88,128	$68,724	$61,259		$66,099	$61,564	$25,969
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(e)	1.68%	1.64%	1.64%		1.34%	1.54%	1.66%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(e)	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	(0.03%)	0.00	%(f)	(0.14%)	(0.16%)	0.71%
Portfolio Turnover Rate(d)	45%	12%	20%		8%	11%	25%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f)Less than 0.005%.

Financial Statements | September 30, 2024 (unaudited)19

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Investor Class		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.77	$19.95	$22.05	$25.03	$14.75	$16.76
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	— (b)	(0.05)	(0.04)	(0.06)	(0.15)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.51	2.87	(2.06)	(1.54)	10.62	(1.93)
Total from Investment Operations	2.51	2.82	(2.10)	(1.60)	10.47	(1.96)
Less Distributions:
Distributions (from capital gains)	—	—	—	(1.39)	(0.19)	(0.05)
Total distributions	—	—	—	(1.39)	(0.19)	(0.05)
Redemption Fees Added to Paid-in Capital (Note1)(a)	— (b)	— (b)	— (b)	0.01	— (b)	— (b)
Net Asset Value, End of Period	$25.28	$22.77	$19.95	$22.05	$25.03	$14.75

Total Return(c)(e)	11.02%	14.14%	(9.52%)	(7.30%)	71.05%	(11.72%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$143,393	$160,694	$163,538	$195,057	$171,603	$50,516
Ratio of Expenses to Average Net Assets(d)(f)	1.31%	1.31%	1.31%	1.30%	1.32%	1.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	(0.25%)	(0.20%)	(0.22%)	(0.68%)	(0.15%)
Portfolio Turnover Rate(e)	5%	15%	19%	8%	18%	4%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(e)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

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See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Years Ended March 31,
Institutional Class		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.26	$20.34		$22.43	$25.39	$14.92	$16.91
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.03	(—)	(b)	0.01	0.01	(0.10)	— (b)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.57	2.92		(2.10)	(1.58)	10.76	(1.94)
Total from Investment Operations	2.60	2.92		(2.09)	(1.57)	10.66	(1.94)
Less Distributions:
Distributions (from net investment income)	—	(—)	(b)	(—) (b)	—	—	(—) (b)
Distributions (from capital gains)	—	—		—	(1.39)	(0.19)	(0.05)
Total distributions	—	(—)	(b)	(—) (b)	(1.39)	(0.19)	(0.05)
Redemption Fees Added to Paid-in Capital (Note 1)(a)(b)	—	—		—	—	—	—
Net asset Value, End of Period	$25.86	$23.26		$20.34	$22.43	$25.39	$14.92

Total Return(c)(d)	11.18%	14.37%		(9.30%)	(7.11%)	71.51%	(11.48%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,183,014	$2,001,753		$2,141,079	$2,560,435	$1,923,391	$693,460
Ratio of Expenses to Average Net Assets(e)	1.06%	1.06%		1.06%	1.05%	1.07%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	(0.00	%)(f)	0.04%	0.04%	(0.42%)	0.02%
Portfolio Turnover Rate(d)	5%	15%		19%	8%	18%	4%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f)Less than 0.005%

Financial Statements | September 30, 2024 (unaudited)21

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non‐U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non‐U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over‐the‐counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small‐cap stock, mid‐cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three‐tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2024:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Common Stocks	$1,566,618,192	$—	$—		$1,566,618,192
Short Term Investment	34,949,630	—	—		34,949,630
Warrants	—	—	—	**	—
Total	$1,601,567,822	$—	$—		$1,601,567,822

International All Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Common Stocks	$86,753,680	$—	$—		$86,753,680
Short Term Investment	2,963,548	—	—		2,963,548
Total	$89,717,228	$—	$—		$89,717,228

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Common Stocks	$2,282,114,357	$—	$—		$2,282,114,357
Short Term Investment	40,810,912	—	—		40,810,912
Total	$2,322,925,269	$—	$—		$2,322,925,269

*See Schedule of Investments for sector/country classifications.

**The Level 3 Security has zero value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Financial Statements | September 30, 2024 (unaudited)23

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of or during the six months ended September 30, 2024, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Investments affiliated at March 31, 2024, no longer affiliated as of September 30, 2024

Security Name	Market Value as of March 31, 2024	Purchases	Sales	Market Value as of September 30, 2024	Share Balance as of September 30, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Enfusion Inc.	$48,033,058	$—	$(21,624,145)	$26,293,573	2,770,661	$—	$5,486,000	$(5,601,340)
Olo Inc	30,352,327	—	(9,265,739)	17,333,062	3,494,569	—	7,274,711	(11,028,237)
OrthoPediatrics Corp.	35,579,311	—	(9,097,876)	25,196,576	929,420	—	4,398,232	(5,683,091)
GRAND TOTAL				$68,823,211	7,194,650	$—	$17,158,943	$(22,312,668)

International Small Company Fund

Security Name	Market Value as of March 31, 2024	Purchases	Sales	Market Value as of September 30, 2024	Share Balance as of September 30, 2024	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Hiday Hidaka Corp.	$49,457,354	$5,396,817	$(1,898,307)	$56,204,242	2,996,274	$355,056	$3,461,925	(213,547)
Lectra	100,050,640	7,084,188	(1,178,421)	98,600,029	3,028,285	976,755	(7,175,889)	(180,489)
Nexus AG	80,943,087	—	(2,727,570)	79,533,010	1,287,360	270,807	1,459,833	(142,340)
Software Service, Inc.	40,332,120	—	(373,147)	47,305,836	477,125	—	7,334,707	12,156
STRATEC Biomedical AG	43,309,058	3,236,787	(1,683,864)	51,160,127	1,043,353	543,128	9,296,732	(2,998,586)
GRAND TOTAL				$332,803,244	8,832,397	$2,145,746	$14,377,308	$(3,522,806)

*Net of reclaims and foreign taxes withheld

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s

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The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

tax rules. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes. The Funds accrue any taxes withheld from foreign investments by foreign countries. Amounts that may be reclaimed are recorded as receivables and amounts that may not be reclaimed are recorded at the same time as the related income on each income recognition date if the tax rated is fixed and known. When investment income is received net of the tax withheld, a separate realized foreign currency gain or loss is computed on the gross income receivable and the accrued tax expense. If the tax rate is not known or estimable, such expense or receivable is recorded on the date that the net amount is received.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods approved by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b‐1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Foreign Taxes

The Funds may be subject to taxes imposed by countries in which the invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Fees on Redemptions

Effective July 25, 2024, the International All Company Fund and the International Small Company Fund ceased assessing a redemption fee. Prior to July 25, 2024, shares of the International All Company Fund and the International Small Company Fund were assessed a fee of 2.00% of the redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee is paid directly to the Fund and is intended to offset the cost of liquidating a shareholders’ investment in the Fund, discourage short-term trading of shares, and protect long-term shareholders – the redemption fee is not a sales charge or other fee intended to finance sales or marketing expenses. No redemption fee will be imposed on redemptions initiated by the Funds. Redemption fees are disclosed on the Statements of Changes.

Financial Statements | September 30, 2024 (unaudited)25

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
International All Company Fund	First $100 million	0.90%	1.00%	223,503	—
	Over $100 million	0.75%	1.00%	—	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b‐1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International All Company Fund and the International Small Company Fund, 1.25%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively. The Expense Limitation Agreements are in effect until July 31, 2025, and may only be terminated prior to that date by the Advisor and the Board only by mutual written consent.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International All Company Fund, and the International Small Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2025	Expires 2026	Expires 2027	Expires 2028
Small Company Fund	$—	$—	$—	$—
International All Company Fund	250,676	368,923	436,788	223,503
International Small Company Fund	—	—	—	—

Administrator, Transfer Agent and Fund Accountant

Pursuant to the Purchase and Sale Agreement dated June 30, 2021 Brown Capital Management Holdings, Inc. (“BCM”) acquired 50.1% of the outstanding shares of Commonwealth Fund Services, Inc. (“CFS”), becoming its majority owner. The remaining 49.9% of the outstanding shares are owned by Stony Point Holdings, LLC (“SPH”). Prior to this transaction SPH owned 100% of CFS. Management and operation of CFS is governed by the Stockholder Agreement between CFS, BCM and SPH dated June 30, 2021. Following the closing of the transaction discussed above, the Board of Trustees (the “Trustees”) of Brown Capital Management Mutual Funds (the “Trust”) approved CFS to serve as the administrator, fund accounting agent and transfer agent to the 3 mutual funds of the Trust. The transition from SS&C ALPS Fund Services, Inc. (“ALPS”), the previous service provider to the 3 mutual funds, to CFS took place on April 4, 2022. Notice of this transaction and change in service provider was provided to the shareholders of the mutual funds by supplement dated October 1, 2021. As compensation for its services to the Trust, fees to CFS are computed daily and paid monthly. For its fees, CFS is paid $125,000 per Fund per year for Administration and Fund Accounting and $12,000 per Fund per year for Regulatory Compliance. Transfer Agency fees are based on the number and type of accounts serviced, subject to an annual minimum of $15,000 per Fund. In addition, the Trust shall reimburse

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The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

CFS from the assets of each Fund certain reasonable expenses incurred by CFS on behalf of each Fund individually in connection with the performance of the Administration Agreement. For the six months ended September 30, 2024, the following fees were paid by the Funds to CFS:

Fund	Fund Accounting and Administration	Transfer Agent
Small Company Fund	$68,500	$460,168
International All Company Fund	68,500	5,222
International Small Company Fund	68,500	70,381

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. CFS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. CFS is compensated under the Administration Agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b‐1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b‐1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the International All Company Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b‐1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b‐1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$85,358,489	$640,808,955
International All Company Fund	45,695,958	29,088,309
International Small Company Fund	107,090,489	133,223,806

Financial Statements | September 30, 2024 (unaudited)27

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2021-2023 and as of and during the six months ended September 30, 2024, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months, the Funds did not incur any interest or penalties.

At September 30, 2024, the tax-basis cost of investments was as follows:

	Small Company Fund	International All Company Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$827,045,219	$23,614,058	$780,582,283
Gross unrealized depreciation (excess of tax cost over value)	(117,147,774)	(3,694,842)	(248,118,545)
Net appreciation (depreciation) of foreign currency and unrealized foreign capital gains tax	—	—	(4,013,177)
Net unrealized appreciation (depreciation)	$709,897,445	$19,919,216	$528,450,562
Cost of investments for income tax purposes	$891,670,377	$69,798,012	$1,790,461,531

At September 30, 2024, the distributable earnings (accumulated deficits) on a tax basis were as follows:

	Small Company Fund	International All Company Fund	International Small Company Fund
Accumulated Ordinary Income/(Loss)	$(15,028,094)	$143,180	$2,110,204
Accumulated Capital Gain/(Loss)	575,672,426	(2,958,612)	(203,589,043)
Unrealized Appreciation/(Depreciation)	709,897,445	19,919,216	528,450,562
Total	$1,270,541,777	$17,103,784	$326,971,723

Distributions during the six months shown were characterized for tax purposes as follows:

	Small Company Fund		International All Company Fund		International Small Company Fund
Distributions paid from:	Six months ended September 30, 2024	Year ended March 31, 2024	Six months ended September 30, 2024	Year ended March 31, 2024	Six months ended September 30, 2024	Year ended March 31, 2024
Ordinary income	$—	$—	$—	$—	$—	$190,976
Realized gains	—	291,562,880	—	—	—	—
	$—	$291,562,880	$—	$—	$—	$190,976

5. SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a fund’s portfolio will be adversely affected. As September 30, 2024, 30.38% and 26.91% of the value of the net assets of the Small Company Fund were invested in securities within the Medical/Health Care and Business Services sectors, respectively; 32.45% of the value of the net assets of the International All Company Fund were invested in securities within the Information Technology; 33.29% and 32.75% of the value of the net assets of the International Small Company Fund were invested in securities within the Information/Knowledge Management and Business Services sectors, respectively.

28www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2024 (unaudited)

6. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

7. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2024, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives an annual retainer of $87,400 and board meeting fees of $27,600 annually. Additionally, each Trustee receives a fee of $4,000 per special meeting attended. All Trustees and officers are reimbursed for any out‐of‐pocket expenses incurred in connection with attendance at meetings.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2024, the date of these financial statements, through the date these financial statements were issued and available and has noted no additional items require disclosure.

Financial Statements | September 30, 2024 (unaudited)29

The Brown Capital Management Mutual Funds

Supplemental Information September 30, 2024 (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Robert L. Young, III

Robert L. Young, III

Trustee, President and Principal Executive Officer

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Robert L. Young, III

Robert L. Young, III

Trustee, President and Principal Executive Officer,

Brown Capital Management Mutual Funds

Date: December 9, 2024

By: (Signature and Title)	/s/ Michael L. Forster

Michael L. Forster

Treasurer and Principal Financial Officer,

Brown Capital Management Mutual Funds

Date: December 9, 2024